Revenues from Contracts with Customers (Tables)	12 Months Ended
Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Disaggregation of Revenue
The following table represents a disaggregation of revenue earned from contracts with customers during the years ended December 31, 2021, 2020 and 2019 (in millions):

	Year Ended December 31,
	2021	2020	2019
LNG revenues (1)	$3,903	$2,047	$679
LNG revenues—affiliate	1,887	483	726

Total revenues from customers	5,790	2,530	1,405
Net derivative gain (loss) (2)	4	(1)	—

Total revenues	$5,794	$2,529	$1,405

(1)
LNG revenues include revenues for LNG cargoes in which our customers exercised their contractual right to not take delivery but remained obligated to pay fixed fees irrespective of such election. During the year ended December 31, 2020, we recognized $435 million in LNG revenues associated with LNG cargoes for which customers notified us that they would not take delivery, of which $38 million would have been recognized during the year ended December 31, 2021 had the cargoes been lifted pursuant to the delivery schedules with the customers. We did not have revenues associated with LNG cargoes for which customers notified us that they would not take delivery during the years ended December 31, 2021 and 2019. Revenue is generally recognized upon receipt of irrevocable notice that a customer will not take delivery because our customers have no contractual right to take delivery of such LNG cargo in future periods and our performance obligations with respect to such LNG cargo have been satisfied.
(2)	See Note 7—Derivative Instruments for additional information about our derivatives.

Contract with Customer, Asset
The following table shows our contract assets, net of current expected credit losses, which are classified as other current assets and other non-current
assets, net on our Consolidated Balance Sheets (in millions):

	December 31,
	2021	2020
Contract assets, net of current expected credit losses	$104	$48

Contract Balances Reconciliation
The following table reflects the changes in our contract liabilities, which we classify as other non-current
liabilities on our Consolidated Balance Sheets (in millions):

Year Ended December 31, 2021
Deferred revenue, beginning of period	$—
Cash received but not yet recognized in revenue	35
Revenue recognized from prior period deferral	—

Deferred revenue, end of period	$35

Transaction Price Allocated to Future Performance Obligations	The following table discloses the aggregate amount of the transaction price that is allocated to performance obligations that have not yet been satisfied as of December 31, 2021 and 2020:

	December 31, 2021		December 31, 2020
	Unsatisfied Transaction Price (in billions)	Weighted Average Recognition Timing (years) (1)	Unsatisfied Transaction Price (in billions)	Weighted Average Recognition Timing (years) (1)
LNG revenues	$31.7	9	$32.3	10
LNG revenues—affiliate	1.1	10	1.0	12

Total revenues	$32.8		$33.3

(1)	The weighted average recognition timing represents an estimate of the number of years during which we shall have recognized half of the unsatisfied transaction price.